Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings excluding current portion of long-term borrowings	¥ 93,881	¥ 71,969
Current portion of long-term borrowings	81,536	71,415
Short-term borrowings	175,417	143,384
Long-term borrowings	289,858	372,887
Total borrowings	¥ 465,275	¥ 516,271